Assets Held for Sale - Additional Information (Detail) € in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Jan. 31, 2026 EUR (€)	Jan. 29, 2026 EUR (€)	Mar. 31, 2025 USD ($)	Nov. 30, 2024 EUR (€)	Oct. 31, 2024 EUR (€)	Oct. 31, 2024 USD ($)
Assets Held For Sale [Line Items]
Capital gain on disposal of asset				€ 1,595
Romanian Subsidiary [member]
Assets Held For Sale [Line Items]
Sale of properties								€ 2,769
Remaining settled from sale of properties	€ 2,369
Advance payment received sale of properties								€ 400
Capital gain on disposal of asset	€ 2,773
Events After Reporting Period
Assets Held For Sale [Line Items]
Sale of properties					€ 7,115
High Point Building [Member]
Assets Held For Sale [Line Items]
Sale of properties | $										$ 12.1
Disposal group assets held for sale, received down payment									€ 3,658	$ 3.8
Remaining settled from sale of properties		€ 7,644		7,644			$ 8.3
Capital gain on disposal of asset		€ 1,595	$ 1.8
Photovoltaic Plant [Member]
Assets Held For Sale [Line Items]
Net carrying amount				€ 1,105
Photovoltaic Plant [Member] | Events After Reporting Period
Assets Held For Sale [Line Items]
Sale of properties					€ 7,115	€ 7,115